Investments in Financial Assets (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2021	Oct. 31, 2023	Dec. 31, 2022
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Fair value loss on investment in financial asset designated as at FVTOCI		€ (621)
Gain (loss) on disposal of associate			€ 514
Yarrow Biotechnology, Inc
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Proportion of ownership interest		5.10%
Financial assets at fair value through other comprehensive income		€ 0		€ 0
Phoenicis Therapeutics Inc.
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Proportion of ownership interest		3.90%
Financial assets at fair value through other comprehensive income	€ 0	€ 0			€ 621
Fair value loss on investment in financial asset designated as at FVTOCI	€ (621)
Gain (loss) on disposal of associate			621
Wings Therapeutics Inc
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Gain (loss) on disposal of associate			€ (107)